Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum annual lease payments for our primary facility as of July 31, 2016 are as follows:
2017	$86,000
2018	$94,000
2019	$106,000
2020	$45,000
$331,000